GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 22, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 1,568,104		$ 2,958,293	$ 1,485	$ 1,568,104
Working capital	10,630,878		(56,130,854)
Retained earnings accumulated deficit	356,567,382		298,409,685	301,185,712
Convertible notes payable, current			6,459,469	3,186,303	$ 37,714,966
Net Cash Provided by (Used in) Operating Activities	(2,067,257)	$ (390,269)	(2,487,213)	(1,037,843)
Retained Earnings (Accumulated Deficit)	(356,567,382)		(298,409,685)	(301,185,712)
Proceeds from issuance of convertible notes			27,585,450	637,000
Proceeds from issuance of non-convertible notes			1,465,053
Proceeds from advances for construction		$ 28,991	70,452	3,696
Proceeds from advances from related parties			122,865
Sales of series X preferred shares value			$ 200,000